Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Financial Instruments Additional Information [Abstract]
Carrying and Estimated Fair Value

The carrying and estimated fair values of our financial instruments by class at December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Millions)
Long-term debt (including current maturities)	$1,361	$1,398	$1,297	$1,311
Equity swap agreement and foreign currency forward contracts:
Asset derivative contracts (a)	4	4	—	—

(a)	All derivatives are categorized within Level 2 of the fair value hierarchy.

Summarization for Foreign Currency Forward Purchase and Sale Contracts

The following table summarizes by major currency the notional amounts for foreign currency forward purchase and sale contracts as of December 31, 2017 (all of which mature in 2018):

		Notional Amount in Foreign Currency
		(Millions)
British pounds	—Purchase	11
Canadian dollars	—Sell	(2)
European euro	—Sell	(4)
U.S. dollars	—Purchase	7
	—Sell	(15)